Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 - USD ($)								5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 06, 2023	Mar. 01, 2022	Feb. 01, 2022	Jan. 01, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 01, 2021	Aug. 01, 2022	Mar. 30, 2023	May 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2024	Jun. 30, 2023	Jun. 01, 2023	Sep. 30, 2021	Sep. 01, 2021	Jul. 01, 2021	Jan. 13, 2019
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal amount			$ 15,000	$ 15,000	$ 15,000					$ 120,000
Bear interest percentage		10.00%	10.00%		10.00%	10.00%	10.00%				10.00%
Conversion discount		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%				50.00%				50.00%		50.00%	50.00%
Debt premium						$ 15,000	$ 15,000
Reclassified additional paid in capital								$ 90,000				$ 15,000
Bear interest percentage	10.00%			10.00%
Principal balance									$ 2,090,007
Principal and premium								5,388			$ 2,012	7,777	$ 10,476			$ 378			$ 52,500
Principal of aggregate amount										$ 120,000
Principal balance of convertible notes											135,000
Extinguishment of Debt, Gain (Loss), Net of Tax											135,000
Frondeur notes											0	105,000
Deposit liabilitie accrued interest											0	3,631
Common shares conversion stock (in Shares)															4,000
Principal fees															$ 10
Agreement principal owned amount											56,000	20,000
Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Conversion fees								18,705
Minimum [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal and premium											66
Maximum [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal and premium											15,000
Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal amount		$ 105,000			$ 15,000
Conversion discount														50.00%
Debt premium		$ 105,000	$ 15,000	$ 15,000	$ 15,000
Accrued interest												3,265
Frondeur PartnersLLC [Member] | Minimum [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Bearing interest										10.00%
Frondeur PartnersLLC [Member] | Maximum [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Bearing interest										12.00%
Livingston Asset Management, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Conversion discount					50.00%
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Accrued interest											$ 4,866	563
Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal amount								$ 90,000
Convertible Promissory Note Two [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Bear interest percentage					10.00%
Convertible Promissory Note Two [Member] | Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal and accrued Interest												744
Convertible Promissory Note One [Member] | Frondeur PartnersLLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal and accrued Interest												748
Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Reclassified additional paid in capital												15,000
Convertible Promissory Note Three [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Principal and accrued Interest												777
Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 3 [Line Items]
Reclassified additional paid in capital												$ 15,000